As filed with the Securities and Exchange Commission on November 26, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period September 30, 2013

Item 1. Schedule of Investments.

Portfolio 21 Global Equity Fund

SCHEDULE OF INVESTMENTS at September 30, 2013 (unaudited)

Shares		Value
COMMON STOCKS: 96.5%
Automobiles & Components: 2.3%
59,000	Deere & Co. (United States) #	$4,802,010
130,000	Johnson Controls, Inc. (United States)	5,395,000
		10,197,010
Banks: 4.2%
314,220	DGB Financial Group (South Korea)	4,735,426
450,000	New Resource Bank (United States) (a)(b)	1,980,000
53,500	SVB Financial Group (United States) (a)	4,620,795
88,000	The Toronto Dominion Bank (Canada) (a)	7,923,033
		19,259,254
Capital Goods: 7.1%
542,701	Ameresco, Inc. (United States) (a)	5,437,864
200,000	Atlas Copco AB - Class A (Sweden)	5,858,908
72,000	Eaton Corp. PLC (Ireland)	4,956,480
60,000	Schneider Electric SA (France)	5,077,061
213,300	SKF AB - Class B (Sweden)	5,937,179
80,000	Tennant Co. (United States)	4,960,000
		32,227,492
Commercial Services & Supplies: 4.3%
50,000	IHS, Inc. (United States) (a)	5,709,000
130,000	Intertek Group (United Kingdom)	6,961,906
165,000	Waste Management, Inc. (United States)	6,804,600
		19,475,506
Communications Equipment: 1.5%
500,000	Ericsson (Sweden)	6,659,372

Computers & Peripherals: 1.3%
12,800	Apple, Inc. (United States)	6,102,400

Construction & Engineering: 1.5%
250,000	Quanta Services, Inc. (United States) (a)	6,877,500

Consumer Durables & Supplies: 3.0%
165,000	Koninklijke Philips Electronics NV (Netherlands)	5,323,071
116,000	Nike, Inc. (United States)	8,426,240
		13,749,311

Diversified Financial Services: 2.5%
37,000	Intercontinental-Exchange, Inc. (United States) (a) #	6,712,540
800,000	Singapore Exchange (Singapore)	4,633,986
		11,346,526

Electrical Equipment: 1.2%
128,660	Generac Holdings, Inc. (United States)	5,486,062

Food, Beverage & Tobacco: 2.3%
65,000	Danone (France)	4,894,094
140,000	Unilever PLC (Netherlands)	5,343,338
		10,237,432
Food Manufacturing: 1.6%
250,000	Darling International, Inc. (United States) (a)	5,290,000
332,380	New Britain Palm Oil Ltd. (United Kingdom)	2,134,783
		7,424,783
Food & Staples Retailing: 1.6%
350,000	Jeronimo Martins, SGPS, SA (Portugal)	7,182,490

Health Care Equipment & Services: 2.6%
90,000	Baxter International, Inc. (United States)	5,912,100
95,000	Covidien PLC (Ireland)	5,789,300
		11,701,400
Hotels, Restaurants & Leisure: 1.4%
450,000	Compass Group PLC (United Kingdom)	6,190,223

Household & Personal Products: 1.2%
250,000	Natura Cosmeticos SA (Brazil)	5,611,830

Insurance: 1.8%
175,000	Metlife, Inc. (United States)	8,216,250

Internet Software & Services: 1.6%
130,000	eBay, Inc. (United States) (a)	7,252,700

Materials: 7.4%
235,000	Novozymes A/S - Class B (Denmark)	8,994,006
110,000	Nucor Corp. (United States)	5,392,200
50,000	Praxair, Inc. (United States)	6,010,500
300,000	Svenska Cellulosa AB - Class B (Sweden)	7,559,778
118,500	Umicore (Belgium)	5,754,233
		33,710,717

Personal Products: 1.3%
35,000	L'oreal (France)	6,007,662

Pharmaceuticals & Biotechnology: 10.5%
145,000	Novartis AG (Switzerland)	11,153,135
100,000	Novo-Nordisk A/S (Denmark)	16,936,441
46,000	Roche Holdings AG (Switzerland)	12,414,176
65,000	Waters Corp. (United States) (a)	6,903,650
		47,407,402
Real Estate: 3.4%

75,000	Jones Lang Lasalle, Inc. (United States)	6,547,500
35,900	Unibail-Rodamco SE-REIT (France)	8,906,388
		15,453,888

Retailing: 2.6%
105,000	The TJX Companies, Inc. (United States)	5,920,950
90,000	Tractor Supply Co. (United States)	6,045,300
		11,966,250
Semiconductors & Semiconductor Equipment: 4.6%
100,000	IPG Photonics Corp. (United States) #	5,631,000
8,092	Samsung Electronic Co. Ltd. (South Korea)	10,292,973
300,000	Taiwan Semiconductor Manufacturing Company Ltd. SA-ADR (Taiwan)	5,088,000
		21,011,973
Software & Services: 8.6%
100,000	Adobe Systems, Inc. (United States) (a)	5,194,000
80,000	Ansys, Inc. (United States) (a)	6,921,600
23,000	Google, Inc. (United States) (a)	20,145,930
90,000	SAP AG (Germany)	6,655,957
		38,917,487
Technology Hardware & Equipment: 3.3%
225,000	Cisco Systems, Inc. (United States)	5,269,500
115,000	Itron, Inc. (United States) (a)	4,925,450
115,000	NetApp, Inc. (United States)	4,901,300
		15,096,250
Telecommuincation Services: 3.9%
550,000	China Mobile Ltd. (Hong Kong)	6,188,683
120,000	KDDI Corp. (Japan)	6,166,795
150,000	Vodafone Group PLC-ADR (United Kingdom)	5,277,000
		17,632,478

Transportation: 5.2%
45,000	Canadian Pacific Railway Ltd. (Canada) (a)	5,552,206
90,000	East Japan Railway Co. (Japan)	7,756,627
100,000	Koninnklijke Vopak NV (Netherlands)	5,730,924
80,000	Ryder Systems, Inc. (United States)	4,776,000
		23,815,757
Utilities: 2.7%
75,000	ITC Holdings Corp. (United States)	7,039,500
200,000	Ormat Technologies, Inc. (United States)	5,354,000
		12,393,500
TOTAL COMMON STOCKS
(Cost $314,165,082)		438,610,905

PREFERRED STOCKS: 2.9%
Banks: 1.8%
575,000	Banco Bradesco SA (Brazil)	7,981,000
Materials: 1.1%
950,000	Klabin SA (Brazil)	4,959,392
TOTAL PREFERRED STOCKS
(Cost $14,734,766)		12,940,392

SHORT-TERM INVESTMENTS: 1.2%
Money Market Fund: 1.2%
5,594,374	Fidelity Money Market Portfolio - Select Class, 0.040%^	5,594,374
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,594,374)		5,594,374

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING: 3.0%
Money Market Fund: 3.0%
13,680,460	First American Prime Obligations Fund -Class Z, 0.00%^	13,680,460
TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING		13,680,460
(cost $13,680,460)

TOTAL INVESTMENTS IN SECURITIES: 103.6%
(Cost $348,174,682)		470,826,131
Liabilities in Excess of Other Assets: (3.6)%		(16,519,896)
TOTAL NET ASSETS: 100.0%		$454,306,235

(a)	Non-income producing security.
(b)	A portion of this security is considered illiquid. As of September 30, 2013 the total market value of securities illiquid was $1,980,000 or 0.44% of net assets.
#	This security or a portion of this security was out on loan at September 30, 2013. Total loaned securities had a market value of $13,167,664 at September 30, 2013.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
^	Seven -day yield as of September 30, 2013.

The cost basis of investments for federal income tax purposes at September 30, 2013 were as follows+:

	Cost of investments	$348,778,735
	Gross unrealized appreciation	128,112,860
	Gross unrealized depreciation	(6,065,464)
	Net unrealized appreciation	$122,047,396

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at Portfolio 21 Global Equity Fund's (the "Fund") previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Country	Net Assets
Belgium	1.3%
Brazil	4.1%
Canada	3.0%
Denmark	5.7%
France	5.4%
Germany	1.5%
Hong Kong	1.4%
Ireland	2.4%
Japan	3.1%
Netherlands	3.6%
Portugal	1.6%
Singapore	1.0%
South Korea	3.3%
Sweden	5.7%
Switzerland	5.2%
Taiwan	1.1%
United Kingdom	4.4%
United States	49.8%
Liabilities in Excess of Other Assets:	-3.6%
100.00%

Summary of Fair Value Disclosure at September 30, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2013. See Schedule of Investments for industry breakouts.

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$20,392,490	$12,197,885	$-	$32,590,375
Consumer Staples	10,901,830	19,554,705	-	30,456,535
Financials	34,020,118	20,255,800	-	54,275,918
Health Care	18,605,050	49,497,758	-	68,102,808
Industrials	60,756,723	42,645,675	-	103,402,398
Information Technology	71,431,880	23,608,302	-	95,040,182
Materials	11,402,700	13,314,010	-	24,716,710
Telecommunication Services	5,277,000	12,355,479	-	17,632,479
Utilities	12,393,500	-	-	12,393,500
Total Common Stocks	245,181,291	193,429,614	-	438,610,905
Preferred Stocks
Financials	7,981,000	-	-	7,981,000
Materials	4,959,392	-	-	4,959,392
Total Preferred Stocks	12,940,392	-	-	12,940,392
Short-Term Investments	5,594,374	-	-	5,594,374
Investments purchased with cash proceeds from securities lending	13,680,460	-	-	13,680,460
Total Investments in Securities	$264,456,125	$206,370,006	$-	$470,826,131

Transfers into Level 2	$1,980,000
Transfers out of Level 2	-
Net Transfers in and /or out of Level 2	$1,980,000

Transfers into Level 1	$-
Transfers out of Level 1	$(1,980,000)
Net Transfers in and /or out of Level 1	$(1,980,000)

No transfers were made into or out of Level 3 during the period ended September 30, 2013.

Transfers were made into Level 2 from Level 1 as the security did not trade on September 30, 2013 and was valued at last traded price.

Transfers are made at the end of the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*            /s/ Elaine E. Richards
Elaine E. Richards, President

Date         11/22/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Elaine E. Richards
Elaine E. Richards, President

Date        11/22/13

By (Signature and Title)*           /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date         11/24/13
* Print the name and title of each signing officer under his or her signature.